Legal And Regulatory Matters	12 Months Ended
Dec. 31, 2016
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters

18.Legal and Regulatory Matters

The VITAS segment of the Company’s business operates in a heavily-regulated industry.  As a result, the Company is subjected to inquiries and investigations by various government agencies, as well as to lawsuits, including qui tam actions.  The following sections describe the various ongoing material lawsuits and investigations of which the Company is currently aware.  It is not possible at this time for us to estimate either the timing or outcome of any of those matters, or whether any potential loss, or range of potential losses, is probable or reasonably estimable.

Regulatory Matters and Litigation

On May 2, 2013, the government filed a False Claims Act complaint against the Company and certain of its hospice-related subsidiaries in the U.S. District Court for the Western District of Missouri, United States v. VITAS Hospice Services, LLC, et al., No. 4:13-cv-00449-BCW (the “2013 Action”).  Prior to that date, the Company received various qui tam lawsuits and subpoenas from the U.S. Department of Justice and OIG that have been previously disclosed.  The 2013 Action alleges that, since at least 2002, VITAS, and since 2004, the Company, submitted or caused the submission of false claims to the Medicare program by (a) billing Medicare for continuous home care services when the patients were not eligible, the services were not provided, or the medical care was inappropriate, and (b) billing Medicare for patients who were not eligible for the Medicare hospice benefit because they did not have a life expectancy of six months or less if their illnesses ran their normal course.  This complaint seeks treble damages, statutory penalties, and the costs of the action, plus interest.  The defendants filed a motion to dismiss on September 24, 2013.  On September 30, 2014, the Court denied the motion, except to the extent that claims were filed before July 24, 2002. On November 13, 2014, the government filed a Second Amended Complaint.  The Second Amended Complaint changed and supplemented some of the allegations, but did not otherwise expand the causes of action or the nature of the relief sought against VITAS.  VITAS filed its Answer to the Second Amended Complaint on August 11, 2015.  This case is in the discovery phase. The Company is not able to reasonably estimate the probability of loss or range of loss at this time.

For additional procedural history of this litigation, please refer to our prior quarterly and annual filings. The net costs incurred related to U.S. v. Vitas and related regulatory matters were $5.3 million, $5.0 million and $2.1 million for 2016, 2015 and 2014 respectively

In November 2013, two shareholder derivative lawsuits were filed against the Company’s current and former directors, as well as certain of its officers, both of which are covered by the Company’s commercial insurance.  On November 6, 2013, KBC Asset Management NV filed suit in the United States District Court for the District of Delaware, KBC Asset Management NV, derivatively on behalf of Chemed Corp. v. McNamara, et al., No. 13 Civ. 1854 (LPS) (D. Del.).  On November 14, 2013, Mildred A. North filed suit in the United States District Court for the Southern District of Ohio, North, derivatively on behalf of Chemed Corp. v. Kevin McNamara, et al., No. 13 Civ. 833 (MRB) (S.D. Ohio).  Those proceedings were subsequently consolidated in the District of Delaware under the caption In re Chemed Corp. Shareholder and Derivative Litigation, No. 13 Civ. 1854 (LPS) (CJB) (D. Del.), by Order of the United States District Court for the District of Delaware dated February 2, 2015.  Also on February 2, 2015, the Court appointed Plaintiff KBC the sole lead plaintiff and its counsel, the sole lead and liaison counsel.

On March 3, 2015, Lead Plaintiff KBC designated its Complaint as the operative complaint in the consolidated proceedings.  The consolidated Complaint named Kevin McNamara, Joel Gemunder, Patrick Grace, Thomas Hutton, Walter Krebs, Andrea Lindell, Thomas Rice, Donald Saunders, Arthur Tucker, Jr., George Walsh III, Frank Wood, Timothy O’Toole, David Williams and Ernest Mrozek as individual defendants, together with the Company as nominal defendant.  The Complaint alleges a claim for breach of fiduciary duty against the individual defendants, and seeks (a) a declaration that the individual defendants breached their fiduciary duties to the Company; (b) an order requiring those defendants to pay compensatory damages, restitution and exemplary damages, in unspecified amounts, to the Company; (c) an order directing the Company to implement new policies and procedures; and (d) costs and disbursements incurred in bringing the action, including attorneys’ fees.  Also on March 3, 2015, defendants renewed their previously-filed motion to dismiss those claims and allegations, which motion the court referred to Magistrate Judge Burke.

On December 23, 2015, Magistrate Judge Burke issued a Report and Recommendation recommending that (1) defendants’ motion to dismiss be granted; (2) plaintiff be given 14 days from the date of affirmance by the district court to file an amended complaint addressing deficiencies with regard to their duty of loyalty claim; and (3) failure to do so should give rise to dismissal with prejudice.  On January 11, 2016, Lead Plaintiff KBC filed Objections to the Report and Recommendation.  Defendants’ responses to those Objections were filed on January 28, 2016.   On May 12, 2016, the court issued a Memorandum Order (1) overruling Lead Plaintiff KBC’s Objections to the Report and Recommendation; (2) adopting the Report and Recommendation; (3) granting Chemed’s motion to dismiss; and (4) dismissing Lead Plaintiff KBC’s Complaint, without prejudice to KBC’s opportunity to file within 30 days of the date of the court’s Order an amended Complaint addressing the deficiencies in its duty of loyalty claim.  Lead Plaintiff KBC did not file an amended Complaint within the time specified by the court—i.e., on or before June 13, 2016.

However, on that date (June 13, 2016), counsel for Chemed shareholder Michael Kvint filed a letter with the court requesting a two-week extension (1) to file a motion to substitute Mr. Kvint as Lead Plaintiff, in place of Lead Plaintiff KBC; and (2) in that capacity, to file an amended Complaint.  Alternatively, counsel for Mr. Kvint requested that any dismissal of the action be with prejudice to KBC only.  On June 14, 2016, Chemed filed a reply letter with the court, reserving its rights to oppose any motion filed by Mr. Kvint and, if warranted, to oppose any other actions taken by Mr. Kvint to proceed with the action (including by filing an untimely amended Complaint).  On June 21, 2016, the court entered an Oral Order providing Mr. Kvint until June 30, 2016 to file a Motion to Substitute and Motion for Leave to File an Amended Complaint.  On that date, Mr. Kvint filed, under seal, a Motion to Substitute Plaintiff and File Amended Complaint, and attached a Proposed Amended Complaint.  Chemed filed an Answering Brief in Opposition to Mr. Kvint’ motion on July 18, 2016.   Mr. Kvint filed a Reply Brief in Support of his motion on July 27, 2016. The Court requested further briefing.

Jordan Seper, (“Seper”) a Registered Nurse at VITAS' Inland Empire program from May 12, 2014 to March 21, 2015, filed a lawsuit in San Francisco Superior Court on September 26, 2016.  She alleged VITAS Healthcare Corp of CA (“VITAS CA”) (1) failed to provide minimum wage for all hours worked; (2) failed to provide overtime for all hours worked; (3) failed to provide a second meal period; (4) failed to provide rest breaks; (5) failed to indemnify for necessary expenditures; (6) failed to timely pay wages due at time of separation; and (7) engaged in unfair business practices.  Seper seeks a state-wide class action of current and former non-exempt employees employed with VITAS in California within the four years preceding the filing of the lawsuit.  She seeks court determination that this action may be maintained as a class action for the entire California class and subclasses, designation as class representative, declaratory relief, injunctive relief, damages (including wages for regular or overtime hours allegedly worked but not paid, premium payments for missed meal or rest periods, and unreimbursed expenses), all applicable penalties associated with each claim, pre and post-judgment interest, and attorneys' fees and costs.  Seper served VITAS CA with the lawsuit,  Jordan A. Seper on behalf of herself and others similarly situated v. VITAS Healthcare Corporation of California, a Delaware corporation; VITAS Healthcare Corp of CA, a business entity unknown; and DOES 1 to 100, inclusive; Los Angeles Superior Court Case Number BC 642857 on October 13, 2016.

On November 14, 2016, the Parties filed a Stipulation to transfer the venue of the lawsuit from San Francisco to Los Angeles.  The Los Angeles Superior Court accepted transfer of the case on December 6, 2016.  On December 16, 2016, VITAS CA filed its Answer and served written discovery on Seper.

 Jiwan Chhina ("Chhina"), hired by VITAS as a Home Health Aide on February 5, 2002, is currently a Licensed Vocational Nurse for VITAS' San Diego program.  On September 27, 2016, Chhina filed a lawsuit in San Diego Superior Court, alleging (1) failure to pay minimum wage for all hours worked; (2) failure to provide overtime for all hours worked; (3) failure to pay wages for all hours at the regular rate; (4) failure to provide meal periods; (5) failure to provide rest breaks; (6) failure to provide complete and accurate wage statements; (7) failure to pay for all reimbursement expenses; (8) unfair business practices; and (9) violation of the California Private Attorneys General Act.  Chhina seeks to pursue these claims in the form of a state-wide class action of current and former non-exempt employees employed with VITAS in California within the four years preceding the filing of the lawsuit.  He seeks court determination that this action may be maintained as a class action for the entire California class and subclasses, designation as class representative, declaratory relief, injunctive relief, damages (including wages for regular or overtime hours allegedly worked but not paid, premium payments for missed meal or rest periods, and unreimbursed expenses), all applicable penalties associated with each claim, pre-judgment interest, and attorneys' fees and costs.  Chhina served VITAS CA with the lawsuit, Jiwann Chhina v. VITAS Health Services of California, Inc., a California corporation; VITAS Healthcare Corporation of California, a Delaware corporation; VITAS Healthcare Corporation of California, a Delaware corporation dba VITAS Healthcare, Inc.; and DOES 1 to 100, inclusive; San Diego Superior Court Case Number 37-2015-00033978-CU-OE-CTL on November 3, 2016.  On December 1, 2016, VITAS filed its Answer and served written discovery on Plaintiff.

The Company is not able to reasonably estimate the probability of loss or range of loss for either of these lawsuits at this time.

The Company intends to defend vigorously against the allegations in each of the above lawsuits.  Regardless of the outcome of any of the preceding matters, responding to the subpoenas and dealing with the various regulatory agencies and opposing parties can adversely affect us through defense costs, potential payments, diversion of management time, and related publicity.  Although the Company intends to defend them vigorously, there can be no assurance that those suits will not have a material adverse effect on the Company.